INCOME TAX EXPENSE - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of the valuation allowance
Balance as of January 1	$ 20,336,613	$ 16,589,070	$ 9,524,497
Addition	86,877	3,747,543	7,064,573
Balance as of December 31	$ 20,423,490	$ 20,336,613	$ 16,589,070